CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss) for the year	$ 68,450	$ (30,084)	$ 19,920
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	3,312	2,551	1,716
Exchange rate differences	(192)	3,087	(280)
Accrued severance pay	2,670	1,037	2,177
Loss (gain) from severance pay fund	(87)	510	(337)
Loss (gain) from marketable securities	311	1,139	(767)
Share-based compensation	44,969	76,853	13,131
Changes in asset and liabilities:
Trade accounts receivables, net	(7,900)	(3,316)	(5,389)
Other current assets	(1,730)	(2,795)	(4,103)
Inventories	(25,050)	(6,272)	(2,079)
Other long-term assets	(1,146)	(969)	(57)
Account payables and accrued expenses	6,232	6,056	3,593
Employee-related accrued expenses	1,380	623	775
Deferred revenues	6,065	(484)	(534)
Other current-liabilities	1,518	4,782	2
Long-term liabilities	2,052	3,410	420
Net cash provided by operating activities	100,854	56,128	28,188
CASH FLOWS FROM INVESTMENT ACTIVITIES
Net change in restricted and short-term deposits	(700)	2,769	5,216
Purchase of marketable securities	(456,377)	(19,361)	(24,166)
Proceeds from maturities of marketable securities	23,249	7,250	5,231
Proceeds from sales of marketable securities	143,742	24,002	9,111
Severance pay fund	(1,807)	(1,517)	(1,736)
Purchase of property and equipment	(5,065)	(5,378)	(2,592)
Net cash provided by (used in) investing activities	$ (296,958)	7,765	(8,936)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of shares, net of issuance costs		196,364	28,303
Exercise of options	$ 8,769	10,151	9,746
Net cash provided by financing activities	8,769	206,515	38,049
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(187,335)	270,408	57,301
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	339,881	72,560	14,979
EXCHANGE RATE DIFFERENCES ON CASH AND CASH EQUIVALENTS	146	(3,087)	280
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF YEAR	152,692	339,881	72,560
SUPPLEMENTARY INFORMATION ON ACTIVITIES NOT INVOLVING CASH FLOWS
Non cash purchase of property and equipment	1,064	573	310
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income taxes paid	$ 10,641	$ 2,609	$ 405